Financial Instruments and Fair Value Measures (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the fair value measurements that use significant unobservable inputs (Level 3)
Fair value at the beginning of the period	$ 251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value at the end of the period	118
Transfers of assets or liabilities between the fair value measurement levels
Transfer of assets from level 1 to level 2	0	0
Transfer of assets from level 2 to level 1	0	0
Transfer of liabilities from level 1 to level 2	0	0
Transfer of liabilities from level 2 to level 1	0	0
Contingent payments related to acquisitions | Solvay SA Pharmaceuticals
Reconciliation of the fair value measurements that use significant unobservable inputs (Level 3)
Fair value at the beginning of the period	251	349	295
Payments	(131)	(134)
Other		7	(2)
Loss recognized in earnings		29	56
Fair value at the end of the period		$ 251	$ 349